Loan Fees Included In Other Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	8 Months Ended			4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		10 Months Ended
	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor Senior secured revolving line of credit	Dec. 31, 2012 TransUnion Corp-Successor Other debt	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured term loan	Apr. 30, 2012 TransUnion Corp-Predecessor Senior secured revolving line of credit	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured revolving line of credit	Dec. 31, 2010 TransUnion Corp-Predecessor Senior secured revolving line of credit	Apr. 30, 2012 TransUnion Corp-Predecessor Other debt	Dec. 31, 2011 TransUnion Corp-Predecessor Other debt	Dec. 31, 2010 TransUnion Corp-Predecessor Other debt	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured revolving line of credit	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Notes	Dec. 31, 2012 TransUnion Holding Company, Inc. Other debt
Debt Instrument [Line Items]
Loss on early extinguishment of debt					$ (59.3)	$ (11.0)	$ 59.3
Other loan fees			0.2								2.7	0.3	19.5			1.0	0.2
Unused revolving line of credit fees		0.7						0.3	1.0	0.5					0.7
Amortized deferred financing fees								0.1	0.3	1.0			0.6
Total loan fees	$ 0.9	$ 0.7	$ 0.2	$ 3.1	$ 60.9	$ 21.6		$ 0.4	$ 1.3	$ 1.5	$ 2.7	$ 0.3	$ 20.1	$ 1.9	$ 0.7		$ 0.2